Investment Objectives and Goals	Feb. 25, 2026
T. Rowe Price Integrated Global Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks long-term growth of capital.
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks long-term growth of capital.
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks long-term growth of capital.
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.